Taxes (Details) - Schedule of Valuation Allowance - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule Of Valuation Allowance [Abstract]
Balance at beginning of the period	$ 576,432	$ 726,607
Current period addition/(reversal)	(169,672)	8,446
Effect due to the termination of VIE		(158,621)
Balance at end of the period	$ 406,760	$ 576,432